Ordinary shares	12 Months Ended
Dec. 31, 2024
Ordinary shares
Ordinary shares

20.Ordinary shares

During the year ended December 31, 2022, 1,717,720 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, 690,000 Class B ordinary shares were converted to Class A ordinary shares.

As of December 31, 2022, 89,401,484 Class A ordinary shares and 150,386,517 Class B ordinary shares had been issued and outstanding, respectively.

During the year ended December 31, 2023, 2,454,365 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, no Class B ordinary shares were converted to Class A ordinary shares.

As of December 31, 2023, 82,696,852 Class A ordinary shares and 150,386,517 Class B ordinary shares had been issued and outstanding, respectively.

During the year ended December 31, 2024, 2,043,276 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, no Class B ordinary shares were converted to Class A ordinary shares.

As of December 31, 2024, 74,845,398 Class A ordinary shares and 150,386,517 Class B ordinary shares had been issued and outstanding, respectively.

In August, 2023, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$100 million of its ADSs or ordinary shares over a 12-month period. In August 2024, the Board authorized an extension of the expiry date of the share repurchase program to March 31, 2025. In March 2025, the Board has authorized another extension of the share repurchase program to March 31, 2026. During the year ended December 31, 2023 and 2024, the Company had repurchased 9,158,997 ADSs and 9,894,730 ADSs with an aggregate of US$29 million (equivalent to RMB206,345) and US$35 million (equivalent to RMB248,332) under this program, of which RMB202,422 and RMB247,890 has been paid.